Operating expenses - Disclosure Of Other Operating Income (Expenses) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Contract termination indemnities (PharmaEngine)	€ (963)	€ (5,414)
Total other operating income and expenses	€ 963	€ 5,414